UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Springbank Value Partners, L.P.
                 ----------------------------------
   Address:      366 Broadway
                 ----------------------------------
                 5th Fl.
                 ----------------------------------
                 New York, NY 10013
                 ----------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy Curro
         -------------------------------
Title:   Managing Member of G.P.
         -------------------------------
Phone:   631-728-1078
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Timothy Curro                     New York, NY       05/13/09
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

SEC13F.LNS             SPRINGBANK VALUE PARTNERS, L.P.

                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 03/31/09
                              RUN DATE: 03/31/09

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   28
                                        --------------------

Form 13F Information Table Value Total:           $50,358
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

    FORM 13F INFORMATION TABLE

 COLUMN 1                         COLUMN 2    COLUMN 3    COLUMN 4    COLUMN 5           COLUMN 6      COLUMN 7   COLUMN 8
 ------------------------------   ----------  ---------   --------- -----------------    ----------    --------   ------------
                                  TITLE OF                VALUE      SHRS OR   SH/ PUT/  INVESTMENT    OTHER      VOTING AUTH
 NAME OF ISSUER                   CLASS       CUSIP       (x$1000)   PRN AMT   PRN CALL  DISCRETION    MANAGERS   SOLE
 ------------------------------   ----------  ---------   --------- -----------------    ----------    --------   ------------
 ACXIOM CORP                      COM         005125109       1,933   261,210                 SOLE          0      261,210
 ADMINISTAFF INC                  COM         007094105       1,371    64,900                 SOLE          0       64,900
 AMEDISYS INC                     COM         023436108       1,140    41,486                 SOLE          0       41,486
 APPLIED INDUSTRIAL TECH INC      COM         03820C105       1,717   101,800                 SOLE          0      101,800
 CARBO CERAMICS INC               COM         140781105          85     3,000                 SOLE          0        3,000
 CIMAREX ENERGY                   COM         171798101       1,860   101,200                 SOLE          0      101,200
 COHERENT INC                     COM         192479103       2,037   118,064                 SOLE          0      118,064
 COVANCE INC                      COM         222816100         534    15,000                 SOLE          0       15,000
 CSG SYS INTL INC                 COM         126349109       3,936   275,646                 SOLE          0      275,646
 CURTISS WRIGHT CORP              COM         231561101         449    16,000                 SOLE          0       16,000
 CYMER INC                        COM         232572107       1,517    68,142                 SOLE          0       68,142
 EMCOR GROUP INC                  COM         29084Q100       1,573    91,600                 SOLE          0       91,600
 GLOBAL PAYMENTS INC              COM         37940X102       5,148   154,100                 SOLE          0      154,100
 KAYDON CORP                      COM         486587108       4,053   148,300                 SOLE          0      148,300
 LHC GROUP INC                    COM         50187A107       2,345   105,272                 SOLE          0      105,272
 MARINE PRODUCTS CORP             COM         568427108         851   200,803                 SOLE          0      200,803
 SPSS INC                         COM         78462K102         498    17,500                 SOLE          0       17,500
 MKS INSTRUMENTS INC              COM         55306N104       2,254   153,660                 SOLE          0      153,660
 MSC INDUSTRIAL DIRECT CO-A       COM         553530106       2,240    72,100                 SOLE          0       72,100
 PERINI CORP                      COM         713839108         496    40,300                 SOLE          0       40,300
 PEROT SYSTEMS CORP SERIES A      COM         714265105       1,278    99,200                 SOLE          0       99,200
 PHARMACEUTICAL PROD DEV INC      COM         717124101       2,621   110,500                 SOLE          0      110,500
 ROLLINS INC                      COM         775711104       1,681    98,025                 SOLE          0       98,025
 SIMPSON MANUFACTURING CO INC     COM         829073105       1,069    59,300                 SOLE          0       59,300
 SYKES ENTERPRISES INC            COM         871237103       1,166    70,126                 SOLE          0       70,126
 THOR INDUSTRIES                  COM         885160101         834    53,400                 SOLE          0       53,400
 VARIAN INC                       COM         922206107         861    36,279                 SOLE          0       36,279
 WABTEC CORP                      COM         929740108       4,809   182,300                 SOLE          0      182,300
